SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Expected income tax (benefit)	$ (172,490)	$ (1,752,944)	$ (2,479,885)
Tax rate difference	(187,321)	227,985	950,843
Permanent differences	(265,279)	(1,011,482)	(589,598)
Tax effect of temporary differences not recognized		170,383	837,438
Tax effect of tax losses unrecognized	633,070	2,435,927	1,286,523
Income tax expense	$ 7,980	$ 69,869	$ 5,321